Incentive Stock Plan (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 06, 2023	Oct. 07, 2022	Oct. 06, 2022
Share-Based Payment Arrangement, Option [Member]
Incentive Stock Plan (Details) [Line Items]
Stock-based compensation related to options totaled (in Dollars)			$ 190,796	$ 444,383
The 2021 Incentive Stock Plan [Member]
Incentive Stock Plan (Details) [Line Items]
Numbers of issuable shares					612,500	312,500	187,500
Options		15,000	0	78,750
Options to purchase shares		138,875	144,125
Options to purchase shares remained unvested		11,250
Incur expenses for unvested options totaling (in Dollars)		$ 38,415
The 2021 Incentive Stock Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Incentive Stock Plan (Details) [Line Items]
Risk-free interest rate (as a percent)				3.73%
Risk-free interest rate (as a percent)				4.44%
Volatility (as a percent)				130.00%
Volatility (as a percent)				140.00%
Terms		10 years		10 years
Risk-free interest rate		4.43%
Expected volatility percentage		153.00%
Common stock, exercise price (in Dollars per share)		$ 3.46
The 2021 Incentive Stock Plan [Member] | Restricted Stock [Member]
Incentive Stock Plan (Details) [Line Items]
Shares of restricted common stock	11,858	46,787	23,130	342,374
Restricted common stock value (in Dollars)	$ 30,000	$ 161,430	$ 92,850	$ 856,384